NEWBUILDINGS Newbuildings (Notes)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings relates to six (December 31, 2013: four) Capesize dry bulk vessels, which the Company has under construction and represents the accumulated costs which the Company has paid by way of purchase installments and other capitalized expenditures together with capitalized interest. Movements in the six months ended June 30, 2014 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2013	26,706
Installments and newbuilding supervision fees paid	280,037
Interest capitalized	817
Transfers to Vessels	(208,513)
Balance at June 30, 2014	99,047

In April 2014, the Company acquired five SPCs from Frontline 2012, each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding. Two of the five Capesize newbuildings were delivered to the Company in May 2014 and the remaining three were delivered in June, July and September 2014. $151.0 million of the installments and newbuilding supervision fees paid relates to the shares that were issued as consideration for the five SPCs acquired from Frontline 2012 being 15.5 million shares recorded at a price of $12.54 per share less the cash acquired with the SPCs of $43.4 million.